Common Stock and Stock Plans, Summary of Restricted Share Rights and Restricted Share Awards (Details) - Restricted Share Rights [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Cost Amount To Holders of Incentive Compensation Share Plans	$ 0
Nonvested at January 1, 2019 (in shares)	45,572,498
Granted (in shares)	22,743,879
Vested (in shares)	(15,281,949)
Canceled or forfeited (in shares)	(2,118,967)
Nonvested at December 31, 2019 (in shares)	50,915,461	45,572,498
Weighted- average grant-date fair value
Nonvested at January 1, 2019 (in dollars per share)	$ 54.85
Granted (in dollars per share)	49.32	$ 58.47	$ 57.54
Vested (in dollars per share)	55.03
Canceled or forfeited (in dollars per share)	55.37
Nonvested at December 31, 2019 (in dollars per share)	$ 52.30	$ 54.85